Private Placement - Additional Information (Detail) - Private Placement [Member]	Nov. 27, 2020 USD ($) $ / shares shares
Private Placement Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights exercise price | $ / shares	$ 11.50
Sponsor Private Placement Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	7,292,541
Jefferies Private Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares | shares	439,627
Sponsor And Jefferies Private Placement Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share | $ / shares	$ 1.00
Proceeds from issuance of warrants | $	$ 7,732,168